Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – Partners Small Cap Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 466,679,851
Holdings Count | Holding	151
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 466,679,851
Total number of portfolio holdings	151
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	2.4%
Vericel Corp.	2.1%
Fabrinet	2.0%
Credo Technology Group Holding Ltd.	2.0%
HealthEquity, Inc.	1.9%
TransMedics Group, Inc.	1.7%
Descartes Systems Group, Inc. (The)	1.7%
Dycom Industries, Inc.	1.5%
CyberArk Software Ltd.	1.4%
RadNet, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Applied Industrial Technologies, Inc.	2.4%
Vericel Corp.	2.1%
Fabrinet	2.0%
Credo Technology Group Holding Ltd.	2.0%
HealthEquity, Inc.	1.9%
TransMedics Group, Inc.	1.7%
Descartes Systems Group, Inc. (The)	1.7%
Dycom Industries, Inc.	1.5%
CyberArk Software Ltd.	1.4%
RadNet, Inc.	1.4%

Variable Portfolio – Partners Small Cap Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 466,679,851
Holdings Count | Holding	151
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 466,679,851
Total number of portfolio holdings	151
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	2.4%
Vericel Corp.	2.1%
Fabrinet	2.0%
Credo Technology Group Holding Ltd.	2.0%
HealthEquity, Inc.	1.9%
TransMedics Group, Inc.	1.7%
Descartes Systems Group, Inc. (The)	1.7%
Dycom Industries, Inc.	1.5%
CyberArk Software Ltd.	1.4%
RadNet, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Applied Industrial Technologies, Inc.	2.4%
Vericel Corp.	2.1%
Fabrinet	2.0%
Credo Technology Group Holding Ltd.	2.0%
HealthEquity, Inc.	1.9%
TransMedics Group, Inc.	1.7%
Descartes Systems Group, Inc. (The)	1.7%
Dycom Industries, Inc.	1.5%
CyberArk Software Ltd.	1.4%
RadNet, Inc.	1.4%